Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
September 1, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Vincent J. DiStefano

Re:	Hatteras Multi-Strategy Fund, L.P. (File Nos. 333- ____; 811-21685);
Hatteras Multi-Strategy TEI Fund, L.P. (File Nos. 333-_____; 811-21665);
Hatteras Multi-Strategy Institutional Fund, L.P (File Nos. 333-_____; 811 21986); and
Hatteras Multi-Strategy TEI Institutional Fund, L.P. (File Nos. 333-_____; 811-21985)
(collectively, the “Funds” or the “Registrant”)
Mr. DiStefano:
     Filed herewith electronically via EDGAR are registration statements of the Funds on Form N-2 (the “Registration Statements”). The Registration Statements are being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. On the basis of the facts set forth below, we are requesting selective review of the Registration Statements pursuant to Securities Act Release No. 33-6510.
     The Registration Statements are being made because the shelf-registration of the units of limited partnership interest (“Units”) of each Fund are set to expire on November 3, 2011 pursuant to Rule 415 of the Securities Act. The prospectus and statement of additional information (“SAI”) relating to each Registration Statement are substantially identical to the corresponding Fund’s 497(c) filing made on August 2, 2011. The Registrant’s 497 filings addressed comments resulting from the staff’s review of the Registrant’s post-effective registration statements filed on June 29, 2011. The only differences are between the Registration Statements and the Funds’ 497 filings are non-substantive and relate to certain items required by Form N-2 to be updated within 30 days of the filing of a registration statement, i.e., disclosure of information regarding control persons of the Funds. Therefore, the Registration Statements are substantially similar to filings previously reviewed by the SEC staff and, as described above, are being made for the sole purpose of avoiding the shelf-registration expiration of the Units of each Fund. As a result, we are requesting that the staff determine not to review the Registrant’s filings based on the non-substantive nature and limited extent of the changes.
     Questions and comments may be directed to the undersigned at (215) 988-2972 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Joseph B. Andolina Joseph B. Andolina
cc: Joshua B. Deringer